Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
BASIS OF CONSOLIDATION:    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

Revenue Recognition, Policy [Policy Text Block]
REVENUE RECOGNITION:    Revenue from sales of products is recognized at the time that title and the risks and rewards of ownership pass, which is on the date of shipment. This date is when the terms of customers’ arrangements are met, the sales price is fixed or determinable and collection is reasonably assured.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
TRADE RECEIVABLES:    The Company’s receivables are recorded when billed, advanced or accrued and represent claims against third
parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for doubtful accounts and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after
30
 days from invoice date. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company’s allowance for doubtful accounts was
$7,276
at both
March 31, 2017
and
March 31, 2016.

Inventory, Policy [Policy Text Block]
INVENTORIES:    Inventories consist of prime coil, non-standard coil and tubular materials. Prime coil inventory consists primarily of raw materials, non-standard coil inventory consists primarily of raw materials and tubular inventory consists of both raw materials and finished goods. Cost for prime coil inventory is determined under the last-in, first
-out (“LIFO”) method. The Company’s LIFO reserve was approximately
$5,593,000
and
$2,000,500
at
March 31, 2017
and
2016,
respectively. The LIFO reserve signifies the difference between LIFO value used for financial reporting and the value under weighted average cost used for the Company’s internal perpetual inventory records. Cost for non-standard coil inventory is determined using the specific identification method. Cost for tubular inventory is determined using the weighted average method. LIFO inventories are valued at the lower of cost or market. All other inventories are valued at the lower of cost or net realizable value. Obsolete or slow-moving inventories are not
significant based on the Company’s review of inventories. Accordingly, no
allowance has been provided for such items.

The following is a summary of inventory by product group:

	March 31
	2017	2016
Prime coil inventory	$8,481,605	$14,168,626
Non-standard coil inventory	1,119,170	992,163
Tubular raw material	1,480,730	1,566,048
Tubular finished goods	23,837,045	25,212,291
	$34,918,550	$41,939,128

Property, Plant and Equipment, Policy [Policy Text Block]
PROPERTY, PLANT AND EQUIPMENT:    Property, plant and equipment is stated at cost. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings (years)		20
Machinery and equipment (years)		10
Yard improvements (years)	5	to	10
Loaders and other rolling stock (years)	5	to	10

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may
not
be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset to estimated undiscounted future cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying amount exceeds its fair value. Long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.
No
impairments were necessary at
March 31, 2017
or
2016.

Maintenance and repairs are expensed as incurred.

Pension and Other Postretirement Plans, Nonpension Benefits, Policy [Policy Text Block]
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company’s accrued liability for these potential future transfers was
$550,282
and
$785,600
at
March 31, 2017
and
March 31, 2016,
respectively. The transfer of a life insurance policy to an officer is a noncash transaction.

Shipping and Handling Cost, Policy [Policy Text Block]	SHIPPING COSTS: Sales are credited for freight billed to customers and freight costs are charged to cost of products sold.
Supplemental Cash Flow Information [Policy Text Block]
SUPPLEMENTAL CASH FLOW INFORMATION:    The Company paid
no
interest in fiscal
2017
or
2016.
The Company paid income taxes of approximately
$13,500
and
$381,000
in fiscal
2017
and
2016,
respectively. Noncash financing activity consisted of accrued dividends of
$70,094
and
$67,994
in fiscal
2017
and
2016,
respectively. There were
$293,000
and
$383,000
noncash transactions in fiscal
2017
and
2016,
respectively, for the transfer ownership of a life insurance policies from the Company to officers upon their retirement.

Income Tax, Policy [Policy Text Block]
INCOME TAXES:    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not
believe that any are more likely than
not
to be overturned by the respective tax jurisdiction. Therefore, no
liability for uncertain tax positions has been recognized.

Use of Estimates, Policy [Policy Text Block]
USE OF ESTIMATES:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates that are subject to the Company’s assumptions include valuation of LIFO inventories in the Company’s quarterly reporting and determination of the allowance for doubtful accounts. Valuation of LIFO inventories in the Company’s quarterly reporting requires estimates of the year end quantities, which is inherently difficult. The allowance for doubtful accounts requires the Company to draw conclusions on the future collectability of the Company’s accounts receivable. Actual results could differ from these estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]	FINANCIAL INSTRUMENTS: Since the Company’s financial instruments are considered short-term in nature, their carrying values approximate fair value.
Earnings Per Share, Policy [Policy Text Block]
EARNINGS PER SHARE:   The Company uses the
two
-class method of calculating earnings per share, which determines earnings per share for each class of common stock and participating security as if all earnings of the period had been distributed. As the holders of restricted stock are entitled to vote and receive dividends during the restriction period, unvested shares of restricted stock qualify as participating securities and accordingly, are included in the basic computation of earnings per share. Net income per basic common share is computed using the weighted average number of common shares and participating securities outstanding during the period. Net income per diluted common share is computed using the weighted average number of common shares, participating securities and potential common shares outstanding during the period.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
ECONOMIC RELATIONSHIP:    Nucor Steel Company and USS supply a significant amount of steel products to the Company. Loss of either of these mills as a source of supply could have a material adverse effect on the Company. Historically, USS has been the primary supplier of new mill reject pipe to the Company. In
March 2016,
USS announced it was temporarily idling pipe production at its Lone Star Tubular Operations facility due to weak market conditions. In
December 2016,
USS announced plans to permanently idle its
#1
welded pipe mill at the Lone Star facility. In
May 2017,
USS resumed production at their Lone Star facility’s
#2
welded pipe mill. The Company expects the volume and size range of new mill reject pipe supply from USS to be reduced given the permanent idling of the Lone Star facility’s
#1
pipe mill. Sales of coil products to Trinity Industries, Inc. accounted for approximately
28%
and
35%
of total Company sales in fiscal
2017
and
2016,
respectively.
No
other customers accounted for
10%
or more of total sales in the
two
years ended
March
31,
2017.
Loss of Trinity as a customer could have a material adverse effect on the Company’s business.

The Company’s sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not
require collateral. Generally, receivables are due within
30
 days.

New Accounting Pronouncements, Policy [Policy Text Block]
NEW ACCOUNTING PRONOUNCEMENTS:    In the
fourth
quarter of fiscal
2017,
the Company adopted Accounting Standards Update
No.
2016
-
09,
Compensation – Stock Compensation (“ASU
2016
-
09”
). ASU
2016
-
09
provides new accounting guidance that amends the accounting for employee share-based payment transactions. This new standard requires income statement recognition of all tax effects, including all excess tax benefits and tax deficiencies, resulting from the settlement of share-based awards in the reporting period in which they occur. The standard also requires that all tax-related cash flows resulting from share-based payments, including the excess tax benefits and tax deficiencies related to the settlement of stock-based awards, be classified as cash flows from operating activities, and that cash paid by directly withholding shares for tax purposes be classified as a financing activity in the statement of cash flows. The standard also allows companies to make an accounting policy election to either estimate the number of awards that are expected to vest, consistent with current guidance, or account for forfeitures as they occur. The Company elects to account for forfeitures as they occur. All aspects of this guidance is applied prospectively for the Company beginning on
January
1,
2017
given that the Company had
no
outstanding equity based compensation as of
January 1, 2017.
The adoption of this guidance did
not
have a material effect on the Company’s consolidated financial statements.

In
August 2016,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No.
2016
-
15,
Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (“ASU
2016
-
15”
). ASU
2016
-
15
eliminates the diversity in practice related to the classification of certain cash receipts and payments in the statement of cash flows by adding or clarifying guidance on eight
specific cash flow issues. This new guidance is effective for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. Early adoption is permitted. The Company is evaluating the impact that adoption of the provisions of ASU
2016
-
15
will have on its consolidated financial statements but does
not
expect a material impact.

In
February
2016,
the FASB issued Accounting Standards Update
No.
2016
-
02,
Leases (“ASU
2016
-
02”
). ASU
2016
-
02
establishes a new lease accounting standard that requires lessees to recognize a right of use asset and related lease liability for most leases having lease terms of more than
12
months.  Leases with a term of
12
months or less will be accounted for similar to existing guidance for operating leases.  This new guidance is effective for annual and interim periods beginning after
December
15,
2018,
but can be early adopted.  The Company is evaluating the impact that adoption of the provisions of ASU
2016
-
02
will have on its consolidated financial statements but does
not
expect a material impact.

In
May 2014,
the FASB issued Accounting Standards Update
No.
2014
-
09,
Revenue from Contracts with Customers (“ASU
2014
-
09”
). ASU
2014
-
09
states that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The update supersedes most current revenue recognition guidance, including industry-specific guidance. ASU
2014
-
09
is effective for interim and annual periods beginning after
December 15, 2016;
early application is
not
permitted. In
August 2015,
the FASB issued Accounting Standards Update
No.
2015
-
14,
Revenue from Contracts with Customers - Deferral of the Effective Date (“ASU
2015
-
14”
). ASU
2015
-
14
defers the effective date of ASU
2014
-
09
to annual reporting periods beginning after
December 15, 2017,
including interim reporting periods within that reporting period, and only permits entities to adopt the standard one
year earlier as of annual reporting periods beginning after
December 15, 2016,
including interim reporting periods within that reporting period. The Company is evaluating the impact that adoption of the provisions of ASU
2014
-
09
will have on its consolidated financial statements but does
not
expect a material impact.